Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Assets

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

Movements in Accrued Warranty Provision

Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2011, 2012 and 2013 were as follows:

	December 31,
	2011	2012	2013
Balance, beginning of year	$5,822	$9,342	$11,417
Warranty liabilities assumed in connection with acquisitions	15	—	765
Provision made during the year	13,165	12,714	12,958
Settlement made during the year	(9,660)	(10,789)	(11,775)
Foreign currency translation adjustments	—	150	218

Balance, end of year	$9,342	$11,417	$13,583

Net Capitalized Software Development Costs

Net capitalized software development costs as of December 31, 2012 and 2013 consisted of the following:

	December 31,
	2012	2013
Capitalized software development costs	$45,203	$54,548
Less: Accumulated amortization	(7,055)	(13,386)

Total net capitalized software development costs	$38,148	$41,162

Estimated Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2012
Cash and cash equivalents	$247,859	$247,859	$—	$—
Restricted cash	7,246	7,246	—	—
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—
Forward foreign exchange contracts	56	—	56	—

As of December 31, 2013
Cash and cash equivalents	$385,224	$385,224	$—	$—
Restricted cash	759	759	—	—
Restricted cash, non-current	17,453	17,453	—	—
Short-term investments	847,041	—	847,041	—
Long-term bank loans	215,703	—	215,703	—
Forward foreign exchange contracts	157	—	157	—